Note Regulatory capital requirements (Minimum amounts and ratios to be categorized as well-capitalized) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Banco Popular de Puerto Rico
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized	$ 1,922,700	$ 1,883,741
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Common Equity Tier 1 Based Capital Amount To Be Well Capitalized	$ 1,249,755	$ 1,224,432
Common Equity Tier 1 Based Capital Ratio To Be Well Capitalized	6.50%	6.50%
Tier One Risk Based Capital Required to be Well Capitalized	$ 1,538,160	$ 1,506,993
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	8.00%	8.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 1,661,023	$ 1,489,729
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%
Banco Popular North America
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized	$ 635,469	$ 580,956
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Common Equity Tier 1 Based Capital Amount To Be Well Capitalized	$ 413,055	$ 377,621
Common Equity Tier 1 Based Capital Ratio To Be Well Capitalized	6.50%	6.50%
Tier One Risk Based Capital Required to be Well Capitalized	$ 508,375	$ 464,765
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	8.00%	8.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 432,102	$ 382,968
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%